                                United States
                      Securities and Exchange Commission
                            Washington, D.C. 20549

                                  Form N-CSR
  Certified Shareholder Report of Registered Management Investment Companies

                                   811-4577

                     (Investment Company Act File Number)

                      Federated Income Securities Trust
       ---------------------------------------------------------------

              (Exact Name of Registrant as Specified in Charter)

                          Federated Investors Funds
                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7000

                                (412) 288-1900
                       (Registrant's Telephone Number)

                          John W. McGonigle, Esquire
                          Federated Investors Tower
                             1001 Liberty Avenue
                     Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)

                      Date of Fiscal Year End: 10/31/06

              Date of Reporting Period: Six months ended 4/30/06
                                        ------------------------

Item 1.     Reports to Stockholders

Federated Investors
World-Class Investment Manager

Federated Muni and Stock Advantage Fund

Established 2003

A Portfolio of Federated Income Securities Trust

3rd SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2006

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights--Class A Shares

(For a Share Outstanding Throughout the Period)

	Six Months Ended (unaudited) 4/30/2006	Year Ended 10/31/2005	Two Months Ended 10/31/2004 [1]	Period Ended 8/31/2004 [2]

Net Asset Value, Beginning of Period	$11.10	$10.69	$10.53	$10.00
Income From Investment Operations:
Net investment income	0.19	0.37	0.06	0.41 [3]
Net realized and unrealized gain on investments, foreign currency transactions, and futures contracts	0.43	0.42	0.16	0.47

TOTAL FROM INVESTMENT OPERATIONS	0.62	0.79	0.22	0.88

Less Distributions:
Distributions from net investment income	(0.17)	(0.38)	(0.06)	(0.35)

Net Asset Value, End of Period	$11.55	$11.10	$10.69	$10.53

Total Return[4]	5.65%	7.49%	2.13%	8.92%

Ratios to Average Net Assets:

Net expenses	1.00%[5,6]	0.80%[5]	0.55%[6]	0.31%[6]

Net investment income	3.39%[6]	3.44%	3.48%[6]	4.30%[6]

Expense waiver/reimbursement[7]	0.44%[6]	0.67%	1.23%[6]	1.45%[6]

Supplemental Data:

Net assets, end of period (000 omitted)	$399,940	$314,215	$140,170	$122,672

Portfolio turnover	19%	9%	17%	39%

1 The Fund changed its fiscal year end from August 31 to October 31.

2 For the period from September 26, 2003 (start of performance) to August 31, 2004.

3 Based on average shares outstanding.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratio is 1.00% and 0.80% after taking into account these expense reductions for the six months ended April 30, 2006 and the year ended October 31, 2005, respectively.

6 Computed on an annualized basis.

7 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class B Shares

(For a Share Outstanding Throughout the Period)

	Six Months Ended (unaudited) 4/30/2006	Year Ended 10/31/2005	Two Months Ended 10/31/2004 [1]	Period Ended 8/31/2004 [2]

Net Asset Value, Beginning of Period	$11.10	$10.69	$10.53	$10.00
Income From Investment Operations:
Net investment income	0.15	0.27	0.04	0.32 [3]
Net realized and unrealized gain on investments, foreign currency transactions, and futures contracts	0.42	0.42	0.17	0.47

TOTAL FROM INVESTMENT OPERATIONS	0.57	0.69	0.21	0.79

Less Distributions:
Distributions from net investment income	(0.13)	(0.28)	(0.05)	(0.26)

Net Asset Value, End of Period	$11.54	$11.10	$10.69	$10.53

Total Return[4]	5.17%	6.53%	1.97%	7.99%

Ratios to Average Net Assets:

Net expenses	1.75%[5,6]	1.70%[5]	1.55%[6]	1.31%[6]

Net investment income	2.64%[6]	2.56%	2.48%[6]	3.27%[6]

Expense waiver/reimbursement[7]	0.44%[6]	0.52%	0.98%[6]	1.20%[6]

Supplemental Data:

Net assets, end of period (000 omitted)	$64,826	$57,182	$34,834	$31,700

Portfolio turnover	19%	9%	17%	39%

1 The Fund changed its fiscal year end from August 31 to October 31.

2 For the period from September 26, 2003 (start of performance) to August 31, 2004.

3 Based on average shares outstanding.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratio is 1.75% and 1.70% after taking into account these expense reductions for the six months ended April 30, 2006 and the year ended October 31, 2005, respectively.

6 Computed on an annualized basis.

7 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class C Shares

(For a Share Outstanding Throughout the Period)

	Six Months Ended (unaudited) 4/30/2006	Year Ended 10/31/2005	Two Months Ended 10/31/2004 [1]	Period Ended 8/31/2004 [2]

Net Asset Value, Beginning of Period	$11.10	$10.68	$10.52	$10.00
Income From Investment Operations:
Net investment income	0.14	0.27	0.04	0.32 [3]
Net realized and unrealized gain on investments, foreign currency transactions, and futures contracts	0.43	0.43	0.17	0.46

TOTAL FROM INVESTMENT OPERATIONS	0.57	0.70	0.21	0.78

Less Distributions:
Distributions from net investment income	(0.13)	(0.28)	(0.05)	(0.26)

Net Asset Value, End of Period	$11.54	$11.10	$10.68	$10.52

Total Return[4]	5.17%	6.63%	1.97%	7.90%

Ratios to Average Net Assets:

Net expenses	1.75%[5,6]	1.70%[5]	1.55%[6]	1.31%[6]

Net investment income	2.64%[6]	2.56%	2.48%[6]	3.28%[6]

Expense waiver/reimbursement[7]	0.44%[6]	0.52%	0.98%[6]	1.20%[6]

Supplemental Data:

Net assets, end of period (000 omitted)	$103,325	$79,891	$42,816	$38,500

Portfolio turnover	19%	9%	17%	39%

1 The Fund changed its fiscal year end from August 31 to October 31.

2 For the period from September 26, 2003 (start of performance) to August 31, 2004.

3 Based on average shares outstanding.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratio is 1.75% and 1.70% after taking into account these expense reductions for the six months ended April 30, 2006 and the year ended October 31, 2005, respectively.

6 Computed on an annualized basis.

7 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2005 to April 30, 2006.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2005	Ending Account Value 4/30/2006	Expenses Paid During Period	[1]

Actual:

Class A Shares	$1,000	$1,056.50	$5.10

Class B Shares	$1,000	$1,051.70	$8.90

Class C Shares	$1,000	$1,051.70	$8.90

Hypothetical (assuming a 5% return before expenses):

Class A Shares	$1,000	$1,019.84	$5.01

Class B Shares	$1,000	$1,016.12	$8.75

Class C Shares	$1,000	$1,016.12	$8.75

1 Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	1.00%

Class B Shares	1.75%

Class C Shares	1.75%

Portfolio of Investments Summary Tables

At April 30, 2006, the Fund’s portfolio composition1 was as follows:

Sector	Percentage of Total Net Assets

Tax-Exempt, Fixed Income Securities	57.8%

Equity Securities	36.8%

Cash Equivalents[2]	6.7%

Other Assets and Liabilities - Net[3]	(1.3)%

Total	100.0%

At April 30, 2006, the Fund’s sector composition4 for its equity securities was as follows:

Sector Composition	Percentage of Equity Securities

Financials	31.1%

Energy	18.0%

Consumer Staples	9.8%

Telecommunication Services	9.8%

Utilities	7.4%

Health Care	6.5%

Consumer Discretionary	6.2%

Materials	5.5%

Industrials	4.7%

Information Technology	1.0%

Total	100.0%

1 See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Cash Equivalents includes any investments in tax-exempt variable rate instruments.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

4 Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

At April 30, 2006, the Fund’s sector composition5 for its tax-exempt securities was as follows:

Sector Composition	Percentage of Tax-Exempt Securities

Insured	35.7%

Hospital	15.7%

Senior Care	7.9%

IDB/PCR	5.8%

General Obligation - Local	5.5%

General Obligation - State	5.4%

Special Tax	5.0%

Education	4.1%

Bank Enhanced	2.2%

Refunded	2.2%

Tobacco	2.2%

Water and Sewer	2.2%

Other[6]	6.1%

Total	100.0%

5 Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund’s adviser. For securities that have been enhanced by a third-party (other than a bond insurer), such as a guarantor, sector classifications are based upon the economic sector and/or revenue source of the third-party as determined by the Fund’s adviser. Securities that are insured by a bond insurer are assigned to the “Insured” sector. Prerefunded securities are those whose debt service is paid from escrowed assets, usually U.S. government securities.

6 For purposes of this table, sector classifications which constitute less than 2.0% of the Fund’s tax-exempt securities market value have been aggregated under the designation “Other.”

Portfolio of Investments

April 30, 2006 (unaudited)

Shares or Principal Amount			Value

		COMMON STOCKS--36.8%
		Consumer Discretionary--2.3%
22,100		CBS Corp. - Class B	$562,887
11,400		Carnival Corp.	533,748
37,200		Clear Channel Communications, Inc.	1,061,316
24,600		Gannett Co., Inc.	1,353,000
33,600		Jones Apparel Group, Inc.	1,154,160
76,400		Mattel, Inc.	1,236,152
117,200		McDonald’s Corp.	4,051,604
67,310		Newell Rubbermaid, Inc.	1,845,640
48,000		Pearson PLC, ADR	664,800
25,700		Tupperware Brands Corp.	542,270

		TOTAL	13,005,577

		Consumer Staples--3.6%
56,500		Albertsons, Inc.	1,431,145
94,700		Altria Group, Inc.	6,928,252
77,400		Coca-Cola Co.	3,247,704
9,700		Colgate-Palmolive Co.	573,464
36,900		Kimberly-Clark Corp.	2,159,757
28,500		Kraft Foods, Inc., Class A	890,340
46,200		Loews Corp. - Carolina Group	2,367,288
34,600		Sara Lee Corp.	618,302
53,700		Unilever PLC, ADR	2,294,601

		TOTAL	20,510,853

		Energy--6.6%
112,800		Chevron Corp.	6,883,056
34,700		ConocoPhillips	2,321,430
56,800		Enbridge Inc.	1,694,344
175,500		Exxon Mobil Corp.	11,070,540
48,500		Kinder Morgan, Inc.	4,268,970
15,900		Marathon Oil Corp.	1,261,824
9,100		Norsk Hydro A.S., ADR	1,392,300
5,800		Occidental Petroleum Corp.	595,892
88,700		Royal Dutch Shell PLC	6,043,131
14,600		Total SA, ADR, Class B	2,015,092

		TOTAL	37,546,579

		Financials--11.5%
37,800		Ace, Ltd.	2,099,412
72,900		Allstate Corp.	4,118,121
163,581		Bank of America Corp.	8,165,963
114,800		Bank of New York Co., Inc.	4,035,220
35,800		Barclays PLC, ADR	1,784,630
183,800		Citigroup, Inc.	9,180,810
67,200		Federal Home Loan Mortgage Corp.	4,103,232
19,900		Fannie Mae	1,006,940
34,000		First Horizon National Corp.	1,442,280
27,000		Gallagher (Arthur J.) & Co.	740,880
53,900		Lloyds TSB Group PLC, ADR	2,104,795
18,600		MBIA, Inc.	1,109,118
23,300		Mellon Financial Corp.	876,779
43,800		Morgan Stanley	2,816,340
25,100		Nationwide Financial Services, Inc., Class A	1,101,388
37,600		North Fork Bancorp, Inc.	1,132,888
12,900		PartnerRe Ltd.	806,895
18,600		Regions Financial Corp.	679,086
10,500		RenaissanceRe Holdings Ltd.	441,525
66,400		Sun Life Financial Services of Canada	2,792,784
87,800		U.S. Bancorp	2,760,432
15,000		UBS AG - U.S. issue	1,752,750
48,000		Wachovia Corp.	2,872,800
24,450		Washington Mutual, Inc.	1,101,717
57,700		Wells Fargo & Co.	3,963,413
12,400		XL Capital Ltd., Class A	817,036
28,900		iStar Financial, Inc.	1,105,714

		TOTAL	64,912,948

		Health Care--2.4%
15,500		Abbott Laboratories	662,470
40,400		GlaxoSmithKline PLC, ADR	2,297,952
35,600		Johnson & Johnson	2,086,516
228,400		Pfizer, Inc.	5,785,372
55,000		Wyeth	2,676,850

		TOTAL	13,509,160

		Industrials--1.7%
30,800		Cendant Corp.	536,844
22,900		Chicago Bridge & Iron Co., N.V.	548,913
105,300		General Electric Co.	3,642,327
12,800		Lockheed Martin Corp.	971,520
15,700		Northrop Grumman Corp.	1,050,330
18,100		TNT NV, ADR	652,324
58,400		Tyco International Ltd.	1,538,840
22,000		Waste Management, Inc.	824,120

		TOTAL	9,765,218

		Information Technology--0.4%
11,200		Automatic Data Processing, Inc.	493,696
23,000		Intel Corp.	459,540
51,800		Nokia Oyj, ADR, Class A	1,173,788

		TOTAL	2,127,024

		Materials--2.0%
35,300		Alcoa, Inc.	1,192,434
26,950		Du Pont (E.I.) de Nemours & Co.	1,188,495
22,100		Imperial Chemical Industries PLC, ADR	579,462
62,400		International Flavors & Fragrances, Inc.	2,204,592
17,700		PPG Industries, Inc.	1,188,024
8,100		Rio Tinto PLC, ADR	1,803,870
20,800		Rohm & Haas Co.	1,052,480
13,172		Southern Copper Corp.	1,304,687
43,500		UPM - Kymmene OY, ADR	1,018,335

		TOTAL	11,532,379

		Telecommunication Services--3.6%
340,650		AT&T, Inc.	8,928,436
17,200		Alltel Corp.	1,107,164
90,400		BCE, Inc.	2,234,688
52,500		BellSouth Corp.	1,773,450
21,100		Magyar Telekom Telecommunications PLC, ADR	479,392
12,600		Telefonos de Mexico, Class L, ADR	277,074
195,300		Telstra Corp. Ltd., ADR	2,993,949
38,300		Verizon Communications	1,265,049
64,000		Vodafone Group PLC, ADR	1,516,800

		TOTAL	20,576,002

		Utilities--2.7%
45,400		CenterPoint Energy, Inc.	545,708
31,000		DPL, Inc.	842,270
13,300		DTE Energy Co.	542,374
37,600		Duke Energy Corp.	1,094,912
52,800		Edison International	2,133,648
22,100		Energy East Corp.	533,936
12,760		Equitable Resources, Inc.	453,108
18,400		Exelon Corp.	993,600
11,000		FirstEnergy Corp.	557,810
17,300		National Grid PLC, ADR	908,423
43,400		Northeast Utilities Co.	874,510
25,600		ONEOK, Inc.	845,056
22,600		PNM Resources, Inc.	572,006
23,800		Pepco Holdings, Inc.	549,304
13,700		Pinnacle West Capital Corp.	549,370
16,100		Progress Energy, Inc.	689,080
13,800		SCANA Corp.	540,132
57,800		Scottish & Southern Energy PLC, ADR	1,181,929
20,200		United Utilities PLC, ADR	502,172
21,100		Vectren Corp.	563,792

		TOTAL	15,473,140

		TOTAL COMMON STOCKS (IDENTIFIED COST $185,782,285)	208,958,880

		MUNICIPAL BONDS--57.8%
		Alabama--1.2%
$1,000,000		Alabama State Board of Education, (John C. Calhoun Community College), Revenue Bonds (Series 2002A), 5.250%, (FGIC INS), 05/01/2023	1,059,870
2,000,000		Birmingham-Baptist Medical Centers, AL Special Care Facilities Financing Authority, (Baptist Health System of Birmingham), Revenue Bonds (Series 2005A), 5.000%, 11/15/2030	1,944,840
1,650,000		Courtland, AL IDB, (International Paper Co.), PCR Refunding Bonds (Series 2005A), 5.000%, 06/01/2025	1,647,904
1,000,000		Mobile, AL Water & Sewer Commissioners, Water & Sewer Revenue Bonds, 5.250%, (FGIC INS), 01/01/2020	1,051,860
1,370,000		Montgomery, AL BMC Special Care Facilities Finance Authority, (Health Care Authority for Baptist Health, AL), Revenue Refunding Bonds (Series 2004-C), 5.125%, 11/15/2024	1,381,755

		TOTAL	7,086,229

		Alaska--0.4%
1,000,000		Alaska Municipal Bond Bank, Revenue Bonds (Series 2003E), 5.250%, (MBIA Insurance Corp. INS), 12/01/2022	1,063,670
1,000,000		Alaska Municipal Bond Bank, Revenue Bonds, 5.250%, (MBIA Insurance Corp. INS), 12/01/2022	1,054,310

		TOTAL	2,117,980

		Arizona--0.8%
1,700,000		Glendale, AZ IDA, (John C. Lincoln Health Network), Hospital Revenue Refunding Bonds (Series 2005), 5.000%, 12/01/2035	1,679,209
2,000,000		Maricopa County, AZ Unified School District No. 210, UT GO School Improvement Bonds (Series A), 5.000%, (FSA INS), 07/01/2020	2,088,520
850,000		Tempe, AZ IDA, (Friendship Village of Tempe), Senior Living Refunding Revenue Bonds (Series 2004A), 5.375%, 12/01/2013	846,660

		TOTAL	4,614,389

		Arkansas--0.4%
1,000,000		Independence County, AR, (Entergy Arkansas, Inc.), PCR Refunding Bonds (Series 2005), 5.000%, 01/01/2021	1,009,680
1,000,000		University of Arkansas, Revenue Bonds (Series 2004B), 5.000%, (MBIA Insurance Corp. INS), 11/01/2026	1,032,880

		TOTAL	2,042,560

		California--4.7%
2,000,000		California Educational Facilities Authority, (California College of the Arts), Revenue Bonds (Series 2005), 5.000%, 06/01/2035	1,963,800
570,000		California Health Facilities Financing Authority, (Catholic Healthcare West), Health Facility Revenue Bonds (Series 2004I) 4.95% TOBs Mandatory Tender 07/01/2014	588,331
3,000,000		California State Public Works Board, (California State), Lease Revenue Refunding Bonds (Series 2005J: Corcoran Facility), 5.000%, 01/01/2021	3,104,520
315,000		California State, UT GO Bonds, 5.250%, 02/01/2019	331,424
1,500,000		California State, Various Purpose UT GO Bonds, 5.125%, 11/01/2024	1,555,305
250,000		California State, Various Purpose UT GO Bonds, 5.250%, 11/01/2018	264,772
1,500,000		California State, Various Purpose UT GO Bonds, 5.500%, 04/01/2030	1,622,895
800,000		California State, Various Purpose UT GO Bonds, 5.500%, 11/01/2033	860,688
900,000		California State, Various Purpose UT GO Bonds, 5.000%, 11/01/2021	927,819
300,000		California State, Various Purpose UT GO Bonds, 5.250%, 11/01/2019	317,136
1,250,000	[1]	California Statewide Communities Development Authority, (Thomas Jefferson School of Law), Refunding Revenue Bonds (Series 2005B), 4.875%, 10/01/2031	1,207,025
695,000		Central Unified School District, CA, UT GO Bonds (Series 2004A), 5.500%, (FGIC INS), 07/01/2023	761,963
860,000		Glendale, CA Unified School District, UT GO Bonds (Series 2003F), 5.000%, (MBIA Insurance Corp. INS), 09/01/2023	891,347
3,000,000		Golden State Tobacco Securitization Corp., CA, (California State), Enhanced Tobacco Settlement Asset-Backed Bonds (Series 2005A), 5.000%, 06/01/2045	3,017,280
1,000,000		Golden State Tobacco Securitization Corp., CA, (California State), Tobacco Settlement Enhanced Asset Backed Revenue Bonds (Series 2003B), 5.375%, (United States Treasury PRF 6/1/2010@100), 06/01/2028	1,061,190
1,100,000		Southern California Logistics Airport Authority, Tax Allocation Bonds, 5.000%, (Radian Asset Assurance INS), 12/01/2035	1,117,633
1,000,000		Trustees of the California State University, Revenue Bonds (Series A), 5.125%, (AMBAC INS), 11/01/2026	1,038,350
4,000,000		University of California, LT Project Revenue Bonds (2005 Series), 5.000%, (FSA INS), 05/15/2023	4,161,080
1,545,000		Yucaipa Valley Water District, CA, Water System Revenue Certificates of Participation (Series 2004A), 5.250%, (MBIA Insurance Corp. INS), 09/01/2023	1,642,428

		TOTAL	26,434,986

		Colorado--4.2%
1,250,000		Colorado Educational & Cultural Facilities Authority, (Colorado University Lab), Revenue Bonds, 5.250%, (XL Capital Assurance Inc. INS), 06/01/2024	1,319,887
1,500,000		Colorado Educational & Cultural Facilities Authority, (Peak to Peak Charter School Project), Refunding Revenue Bonds, 5.250%, (XL Capital Assurance Inc. INS), 08/15/2019	1,587,735
4,250,000		Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), Revenue Bonds (Series 2005), 5.000%, 12/01/2035	4,134,612
760,000		Colorado Health Facilities Authority, (Evangelical Lutheran Good Samaritan Society), Health Facilities Revenue Bonds (Series 2004A), 5.250%, 06/01/2034	768,846
215,000		Colorado Health Facilities Authority, (Evangelical Lutheran Good Samaritan Society), Health Facilities Revenue Bonds (Series 2005), 5.250%, 06/01/2023	220,753
2,000,000		Colorado Health Facilities Authority, (Poudre Valley Health Care, Inc.), Hospital Revenue Bonds (Series 2005F), 5.000%, 03/01/2025	1,985,400
1,250,000		Conservatory Metropolitan District, CO, LT GO Bonds, 6.750%, 12/01/2034	1,324,075
900,000		Denver, CO Convention Center Hotel Authority, Revenue Bonds (Series A), 5.000%, (United States Treasury PRF 12/1/2013@100)(XL Capital Assurance INS), 12/01/2021	953,136
5,000,000		Denver, CO Convention Center Hotel Authority, Senior Refunding Revenue Bonds, 5.125%, (XL Capital Assurance Inc. INS), 12/01/2024	5,247,800
1,000,000		Denver, CO Health & Hospital Authority, Revenue Bonds, 6.250%, 12/01/2033	1,086,390
1,750,000		Eagle Bend, CO Metropolitan District No. 2, Refunding & Improvement LT GO Bonds, 5.250%, (Radian Asset Assurance INS), 12/01/2023	1,823,255
1,000,000		High Plains, CO Metropolitan District, Revenue Bonds (Series 2005A), 6.250%, 12/01/2035	1,052,220
1,000,000		Murphy Creek, CO Metropolitan District No. 3, Refunding & Improvement LT GO Bonds, 6.125%, 12/01/2035	1,048,250
1,230,000		Northwest, CO Metropolitan District No. 3, LT GO Bonds (Series 2005), 6.250%, 12/01/2035	1,281,131

		TOTAL	23,833,490

		Connecticut--0.1%
600,000		Connecticut State HEFA, (Eastern Connecticut Health Network), Revenue Bonds (Series 2005C), 5.125%, (Radian Asset Assurance INS), 07/01/2030	616,986
		Delaware--0.0%
200,000		Delaware Health Facilities Authority, (Beebe Medical Center), Refunding Revenue Bonds (Series 2004A), 5.500%, 06/01/2024	209,150
		District of Columbia--0.9%
1,000,000		District of Columbia, COPS, 5.000%, (FGIC INS), 01/01/2018	1,045,200
3,780,000		District of Columbia, Refunding UT GO Bonds (Series 2005B), 5.000%, (FSA INS), 06/01/2027	3,894,005

		TOTAL	4,939,205

		Florida--2.9%
900,000		Broward County, FL Educational Facilities Authority, (Nova Southeastern University), Educational Facilities Revenue Bonds (Series 2004B), 5.600%, 04/01/2029	929,826
2,000,000		Broward County, FL Educational Facilities Authority, (Nova Southeastern University), Revenue Bonds (Series 2006), 5.000%, (Assured Guaranty Corp. INS), 04/01/2031	2,063,100
100,000		Concorde Estates, FL Community Development District, Revenue Bonds (Series 2004B), 5.000%, 05/01/2011	100,263
675,000		East Homestead, FL Community Development District, Special Assessment Revenue Bonds (Series 2005), 5.450%, 05/01/2036	683,147
2,275,000		Florida State Department of Children & Families, (Florida State), (South Florida Evaluation Treatment Center) COPS, 5.000%, 10/01/2020	2,357,969
500,000		Highlands County, FL Health Facilities Authority, (Adventist Health System/ Sunbelt Obligated Group), Hospital Revenue Bonds (Series 2002B), 5.250%, 11/15/2023	512,500
1,220,000		Live Oak, FL Community Development District No. 002, Special Assessment Revenue Bonds (Series 2004B), 5.000%, 11/01/2009	1,223,770
750,000		Miami Beach, FL Health Facilities Authority, (Mt. Sinai Medical Center, FL), Hospital Revenue Bonds (Series 2001A), 6.700%, 11/15/2019	822,735
500,000		Miami, FL Health Facilities Authority, (Catholic Health East), Health System Revenue Bonds (Series 2003B), 5.125%, 11/15/2024	508,590
600,000		Miami, FL Health Facilities Authority, (Catholic Health East), Health System Revenue Bonds (Series 2003C), 5.250%, 11/15/2033	611,586
500,000		Midtown Miami, FL Community Development District, Special Assessment Bonds (Series 2004A), 6.000%, 05/01/2024	541,575
470,000		Orlando, FL Urban Community Development District, Capital Improvement Revenue Bonds, 6.000%, 05/01/2020	504,456
1,130,000		St. Johns County, FL IDA, (Presbyterian Retirement Communities), First Mortgage Revenue Bonds (Series 2004A), 5.850%, 08/01/2024	1,198,670
1,760,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2006), 5.400%, 05/01/2037	1,764,963
750,000		Tuscany Reserve Community Development District, FL, Capital Improvement Revenue Bonds (Series 2005B), 5.250%, 05/01/2016	760,253
1,630,000		Volusia County, FL Education Facility Authority, (Embry-Riddle Aeronautical University, Inc.), Educational Facilities Refunding Revenue Bonds (Series 2005), 5.000%, (Radian Asset Assurance INS), 10/15/2025	1,673,244

		TOTAL	16,256,647

		Georgia--0.3%
615,000		Atlanta, GA, (Eastside Tax Allocation District), Tax Allocation Bonds (Series 2005B), 5.600%, 01/01/2030	626,962
300,000		Floyd County, GA Development Authority, (Temple-Inland, Inc.), Environmental Revenue Bonds, 5.700%, 12/01/2015	313,425
750,000		Fulton County, GA Residential Care Facilities, (Canterbury Court), Revenue Bonds (Series 2004A), 6.125%, 02/15/2026	779,310

		TOTAL	1,719,697

		Hawaii--0.9%
5,000,000		Hawaii State, UT GO Bonds (Series 2006D1), 5.000%, (FSA INS), 03/01/2025	5,204,800
		Illinois--3.7%
625,000		Bolingbrook, IL, (Forest City Project), Special Service Area No. 2005-1 Special Tax Bonds (Series 2005), 0% Step Coupon 5.90% @ 09/01/2007, 03/01/2027	579,431
5,000,000		Chicago, IL Metropolitan Water Reclamation District, Refunding UT GO Bonds, 5.000%, 12/01/2028	5,168,000
3,000,000		Chicago, IL O’Hare International Airport, 3rd Lien Refunding Revenue Bonds (Series 2004A), 5.000%, (MBIA Insurance Corp. INS), 01/01/2026	3,095,670
2,185,000		Chicago, IL O’Hare International Airport, 3rd Lien Refunding Revenue Bonds (Series 2004A), 5.000%, (MBIA Insurance Corp. INS), 01/01/2027	2,249,960
1,180,000		Chicago, IL O’Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2005A), 5.250%, (MBIA Insurance Corp. INS), 01/01/2026	1,252,535
1,500,000		Chicago, IL Park District, LT GO Bonds (Series 2004A), 5.000%, (AMBAC INS), 01/01/2025	1,548,660
1,000,000		Chicago, IL Park District, LT GO Bonds (Series 2004A), 5.000%, (AMBAC INS), 01/01/2026	1,031,060
1,000,000		Illinois Finance Authority, (Friendship Village of Schaumburg), Revenue Bonds (Series 2005A), 5.625%, 02/15/2037	1,008,880
3,250,000		Illinois Finance Authority, (Illinois Institute of Technology), Revenue Bonds (Series 2006A), 5.000%, 04/01/2031	3,272,652
875,000		Illinois Finance Authority, (Landing at Plymouth Place), Revenue Bonds (Series 2005A), 6.000%, 05/15/2025	903,621
625,000		Illinois Finance Authority, (Landing at Plymouth Place), Revenue Bonds (Series 2005A), 6.000%, 05/15/2037	641,481

		TOTAL	20,751,950

		Indiana--1.0%
2,500,000		Indiana Health & Educational Facility Financing Authority, (Baptist Homes of Indiana), Revenue Bonds (Series 2005), 5.250%, 11/15/2035	2,474,375
700,000		Indiana Health Facility Financing Authority, (Community Foundation of Northwest Indiana), Hospital Revenue Bonds (Series 2004A), 6.250%, 03/01/2025	745,409
2,500,000		St. Joseph County, IN Hospital Authority, (Madison Center Obligated Group), Health Facilities Revenue Bonds (Series 2005), 5.375%, 02/15/2034	2,490,475

		TOTAL	5,710,259

		Iowa--0.1%
375,000		Bremer County, IA Retirement Facilities, (Bartels Lutheran Retirement Community), Retirement Facility Revenue Bonds (Series 2005A), 5.375%, 11/15/2027	374,753
500,000		Scott County, IA, (Ridgecrest Village), Revenue Refunding Bonds (Series 2004), 5.625%, 11/15/2018	508,735

		TOTAL	883,488

		Kentucky--0.1%
500,000		Kentucky Economic Development Finance Authority, (Norton Healthcare, Inc.), Revenue Bonds (Series 2000A), 6.625%, 10/01/2028	538,465

		Louisiana--1.0%
3,500,000		Louisiana State Citizens Property Insurance Corp., Assessment Revenue Bonds (Series 2006B), 5.000%, (AMBAC INS), 06/01/2020	3,649,205
1,000,000		Opelousas, LA General Hospital Authority, (Opelousas General Health System), Revenue Bonds, 5.300%, 10/01/2018	979,390
1,000,000		St. John the Baptist Parish, LA, (Marathon Oil Corp.), Environmental Improvement Refunding Revenue Bonds (Series 1998), 5.350%, 12/01/2013	1,035,650

		TOTAL	5,664,245

		Maine--0.7%
3,645,000		Maine Health & Higher Educational Facilities Authority, (Central Maine Medical Center), Revenue Bonds (Series 2005B), 5.000%, (MBIA Insurance Corp. INS), 07/01/2030	3,747,388

		Maryland--0.9%
4,000,000		Maryland State Health & Higher Educational Facilities Authority, (Civista Medical Center), Revenue Bonds (Series 2005), 5.000%, (Radian Asset Assurance INS), 07/01/2037	4,046,560
355,000		Maryland State Health & Higher Educational Facilities Authority, (MedStar Health, Inc.), Refunding Revenue Bonds (Series 2004), 5.750%, 08/15/2016	385,700
500,000		Maryland State IDFA, (Our Lady of Good Counsel High School), Economic Development Revenue Bonds (Series 2005A), 6.000%, 05/01/2035	529,585

		TOTAL	4,961,845

		Massachusetts--1.0%
235,000		Massachusetts HEFA, (Milford-Whitinsville Hospital), Revenue Bonds (Series 1998C), 5.750%, 07/15/2013	240,786
2,000,000		Massachusetts HEFA, (Milford-Whitinsville Hospital), Revenue Bonds (Series 2002D), 6.350%, 07/15/2032	2,094,820
1,000,000		Massachusetts HEFA, (Northern Berkshire Health System), Revenue Bonds (Series 2004A), 6.375%, 07/01/2034	1,046,510
1,000,000		Massachusetts State Development Finance Agency, (Seven Hills Foundation & Affiliates), Revenue Bonds, 5.000%, (Radian Asset Assurance INS), 09/01/2035	1,010,350
1,250,000		Massachusetts State Development Finance Agency, (Western New England College), Revenue Bonds (Series 2005A), 5.000%, (Assured Guaranty Corp. INS), 09/01/2033	1,277,063

		TOTAL	5,669,529

		Michigan--1.5%
1,100,000		Cornell Township MI, Economic Development Corp., (MeadWestvaco Corp.), Refunding Revenue Bonds, 5.875%, (United States Treasury PRF 5/1/2012@100), 05/01/2018	1,216,732
1,905,000		Delta County, MI Economic Development Corp., (MeadWestvaco Corp.), Environmental Improvement Revenue Refunding Bonds (Series A), 6.250%, (United States Treasury PRF 4/15/2012@100), 04/15/2027	2,143,068
1,120,000		Dickinson County, MI Economic Development Corp., (International Paper Co.), Refunding Environmental Improvement Revenue Bonds (Series 2002A), 5.750%, 06/01/2016	1,189,832
300,000		Gaylord, MI Hospital Finance Authority, (Otsego Memorial Hospital Obligated Group), Hospital Revenue Refunding Bonds (Series 2004), 6.500%, 01/01/2037	308,325
1,000,000		Kent Hospital Finance Authority, MI, (Metropolitan Hospital), Revenue Bonds (Series 2005A), 6.250%, 07/01/2040	1,077,720
500,000		Michigan State Hospital Finance Authority, (Chelsea Community Hospital), Hospital Revenue Bonds (Series 2005), 5.000%, 05/15/2037	481,680
1,000,000		Michigan State Hospital Finance Authority, (Oakwood Obligated Group), Revenue Bonds, 5.500%, 11/01/2013	1,069,880
1,000,000		Riverview, MI Community School District, Refunding UT GO Bonds, 5.000%, (Q-SBLF GTD), 05/01/2021	1,040,130

		TOTAL	8,527,367

		Minnesota--1.4%
550,000		Glencoe, MN Health Care Facilities, (Glencoe Regional Health Services), Revenue Bonds (Series 2005), 5.000%, 04/01/2031	543,031
500,000		Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (HealthPartners Obligated Group), Health Care Facility Revenue Bonds (Series 2003), 6.000%, 12/01/2019	540,080
3,500,000		Minnesota Municipal Power Agency, Electric Revenue Bonds (Series 2005), 5.000%, 10/01/2030	3,565,730
2,000,000		St. Paul, MN Housing & Redevelopment Authority, (Health East, Inc.), Hospital Facility Revenue Bonds (Series 2005), 6.000%, 11/15/2030	2,139,340
1,000,000		St. Paul, MN Housing & Redevelopment Authority, (Health East, Inc.), Hospital Facility Revenue Bonds (Series 2005), 6.000%, 11/15/2035	1,068,970

		TOTAL	7,857,151

		Mississippi--0.7%
2,060,000		Lowndes County, MS Solid Waste Disposal, (Weyerhaeuser Co.), PCR Refunding Bonds (Project A), 6.800%, 04/01/2022	2,464,996
750,000		Mississippi Business Finance Corp., (System Energy Resources, Inc.), PCR Bonds, 5.875%, 04/01/2022	756,143
900,000		Mississippi Hospital Equipment & Facilities Authority, (Southwest Mississippi Regional Medical Center), Refunding & Improvement Revenue Bonds, 5.750%, 04/01/2023	924,129

		TOTAL	4,145,268

		Missouri--0.6%
1,500,000		Missouri Development Finance Board, (Branson, MO), Infrastructure Facilities Revenue Bonds (Series 2004A), 5.250%, 12/01/2019	1,536,660
2,165,000		Missouri Development Finance Board, (Branson, MO), Infrastructure Facilities Revenue Bonds (Series 2005A), 5.000%, 06/01/2035	2,148,481

		TOTAL	3,685,141

		Nevada--0.9%
250,000		Clark County, NV, (Mountains Edge SID No. 142), Limited Obligation Improvement Bonds (Series 2003), 5.800%, 08/01/2015	258,377
500,000		Clark County, NV, (Summerlin-Mesa SID No. 151), Special Assessment Revenue Bonds (Series 2005), 5.000%, 08/01/2025	499,350
1,300,000	[1]	Director of the State of Nevada Department of Business and Industry, (Las Ventanas Retirement Community), Revenue Bonds (Series 2004A), 7.000%, 11/15/2034	1,341,197
250,000		Henderson, NV, (Falls at Lake Las Vegas LID No. T-16), Local Improvement District No. T-16 LT Obligation Improvement Bonds, 5.100%, 03/01/2022	250,572
600,000		Henderson, NV, (Falls at Lake Las Vegas LID No. T-16), Local Improvement District No. T-16 LT Obligation Improvement Bonds, 5.125%, 03/01/2025	600,942
655,000		Las Vegas Valley, NV Water District, Refunding LT GO Bonds (Series 2003B), 5.000%, (MBIA Insurance Corp. INS), 06/01/2027	671,224
1,200,000		Las Vegas, NV, (Providence SID No. 607), Local Improvement Special Assessment Bonds (Series 2004), 6.250%, 06/01/2024	1,237,692

		TOTAL	4,859,354

		New Jersey--2.5%
1,000,000		New Jersey EDA, (NJ Dedicated Cigarette Excise Tax), Revenue Bonds, (Series 2004), 5.750%, 06/15/2029	1,056,370
1,000,000		New Jersey EDA, (New Jersey State), School Facilities Construction Revenue Bonds (Series 2004I), 5.250%, (United States Treasury PRF 9/1/2014@100), 09/01/2028	1,082,920
5,000,000		New Jersey EDA, (New Jersey State), School Facilities Construction Revenue Bonds (Series 2005O), 5.125%, 03/01/2030	5,177,600
1,000,000		New Jersey EDA, (Winchester Gardens at Ward Homestead), First Mortgage Refunding Revenue Bonds (Series 2004A), 4.800%, 11/01/2013	988,400
300,000		New Jersey EDA, (Winchester Gardens at Ward Homestead), Revenue Refunding Bonds (Series A), 5.750%, 11/01/2024	316,500
900,000		New Jersey Health Care Facilities Financing Authority, (Children’s Specialized Hospital), Revenue Bonds, (Series 2005A), 5.500%, 07/01/2030	924,057
1,400,000		New Jersey Health Care Facilities Financing Authority, (RWJ Health Care Corp.), Revenue Bonds (Series 2005B), 5.000%, (Radian Asset Assurance INS), 07/01/2035	1,421,532
3,050,000		Tobacco Settlement Financing Corp., NJ, Revenue Bonds, 7.000%, 06/01/2041	3,451,075

		TOTAL	14,418,454

		New Mexico--0.4%
500,000	[1]	Jicarilla, NM Apache Nation, Revenue Bonds, 5.500%, 09/01/2023	523,090
1,925,000		Sandoval County, NM, (Intel Corp.), Incentive Payment Refunding Revenue Bonds (Series 2005), 5.000%, 06/01/2020	1,993,184

		TOTAL	2,516,274

		New York--3.5%
500,000		Dutchess County, NY IDA, (St. Francis Hospital and Health Centers), Civic Facility Revenue Bonds (Series 2004B), 7.500%, 03/01/2029	543,020
200,000		Long Island Power Authority, NY, Electric System Revenue Bonds (Series C), 5.000%, 09/01/2022	205,552
2,500,000	[1]	New York City, NY IDA, (7 World Trade Center LLC), Liberty Revenue Bonds (Series A), 6.500%, 03/01/2035	2,635,775
1,000,000		New York City, NY Transitional Finance Authority, Future Tax Secured Bonds (2003 Series C), 5.250%, (AMBAC INS), 08/01/2022	1,061,600
500,000		New York City, NY Transitional Finance Authority, Future Tax Secured Bonds (2004 Series B), 5.250%, 08/01/2020	528,835
5,000		New York City, NY, UT GO Bonds (Fiscal 2003 Series J), 5.500%, (United States Treasury PRF 6/1/2013@100), 06/01/2023	5,478
370,000		New York City, NY, UT GO Bonds (Fiscal 2003 Series J), 5.500%, 06/01/2023	395,012
1,565,000		New York City, NY, UT GO Bonds (Fiscal 2004 Series A), 5.250%, 08/01/2017	1,648,774
350,000		New York City, NY, UT GO Bonds (Fiscal 2004 Series D), 5.250%, 10/15/2020	368,974
800,000		New York City, NY, UT GO Bonds (Fiscal 2004 Series I), 5.000%, 08/01/2019	827,840
1,500,000		New York City, NY, UT GO Bonds (Fiscal 2005 Series C), 5.250%, 08/15/2024	1,578,135
1,000,000		New York City, NY, UT GO Bonds (Fiscal 2005 Series D), 5.000%, 11/01/2025	1,025,770
1,000,000		New York City, NY, UT GO Bonds (Fiscal 2005 Series H), 5.000%, 08/01/2019	1,034,800
4,000,000		New York City, NY, UT GO Bonds (Fiscal 2005 Series K), 5.000%, 08/01/2019	4,152,880
1,845,000		New York State Dormitory Authority, (Montefiore Medical Center), Revenue Bonds (Series 2005), 5.000%, (FGIC INS), 02/01/2028	1,898,929
200,000		New York State Dormitory Authority, (New York City, NY), Court Facilities Lease Revenue Bonds (Series 2003A), 5.375%, (United States Treasury PRF 5/15/2013@100), 05/15/2021	217,506
500,000		Tobacco Settlement Financing Corp., NY, (New York State), Asset-Backed Revenue Bonds (Series 2003A-1), 5.500%, 06/01/2018	534,595
900,000		Tobacco Settlement Financing Corp., NY, (New York State), Revenue Bonds (Series 2003C-1), 5.500%, 06/01/2018	962,271
500,000		Tobacco Settlement Financing Corp., NY, (New York State), Revenue Bonds (Series 2003C-1), 5.500%, 06/01/2022	533,485

		TOTAL	20,159,231

		North Carolina--0.5%
1,000,000		North Carolina Medical Care Commission, (Arc of North Carolina Projects), Health Care Housing Revenue Bonds (Series 2004A), 5.800%, 10/01/2034	1,053,350
2,000,000		North Carolina Medical Care Commission, (Pennybyrn at Maryfield), Healthcare Facilities Revenue Bonds (Series 2005A), 5.650%, 10/01/2025	1,992,900

		TOTAL	3,046,250

		Ohio--2.1%
1,230,000		Akron, Bath & Copley, OH Joint Township, (Summa Health System), Hospital District Revenue Bonds (Series 2004A), 5.125%, (Radian Asset Assurance INS), 11/15/2024	1,269,913
250,000		Cleveland-Cuyahoga County, OH Port Authority, (Port of Cleveland Bond Fund), Development Revenue Bonds (Series 2005B), 5.125%, 05/15/2025	251,777
1,000,000		Columbus, OH City School District, School Facilities Construction & Improvement UT GO Bonds, 5.250%, (FSA INS), 12/01/2022	1,066,860
1,800,000		Franklin County, OH Health Care Facilities, (Ohio Presbyterian Retirement Services), Improvement Revenue Bonds (Series 2005A), 5.125%, 07/01/2035	1,799,334
500,000		Franklin County, OH Health Care Facilities, (Ohio Presbyterian Retirement Services), Revenue Refunding Bonds, 5.500%, 07/01/2021	510,165
1,000,000		Ohio State Air Quality Development Authority, (Marathon Oil Corp.), 5.000%, TOBs Mandatory Tender 11/1/2011, Environmental Improvement Refunding Revenue Bonds (Series 1995), 11/01/2015	1,045,870
500,000		Ohio State Higher Educational Facilities Commission, (Baldwin-Wallace College), Revenue Bonds, 5.500%, 12/01/2021	522,535
1,010,000		Ohio State Higher Educational Facilities Commission, (Baldwin-Wallace College), Revenue Bonds, 5.500%, 12/01/2022	1,053,460
540,000		Parma, OH, (Parma Community General Hospital Association), Hospital Improvement and Refunding Revenue Bonds, 5.375%, 11/01/2029	548,192
400,000		Toledo-Lucas County, OH Port Authority, (CSX Corp.), Revenue Bonds, 6.450%, 12/15/2021	454,408
375,000		Toledo-Lucas County, OH Port Authority, (Crocker Park Public Improvement Project), Special Assessment Revenue Bonds, 5.250%, 12/01/2023	384,068
2,705,000		University of Cincinnati, OH, General Receipts Revenue Bonds (Series 2004D), 5.000%, (AMBAC INS), 06/01/2025	2,799,486

		TOTAL	11,706,068

		Oklahoma--0.4%
2,000,000		Oklahoma County, OK Finance Authority, (Concordia Life Care Community), Retirement Facility Revenue Bonds (Series 2005), 6.000%, 11/15/2038	1,976,520
515,000		Oklahoma State Industries Authority, (Oklahoma Med Resh Foundation), Revenue Bonds, 5.250%, (AMBAC INS), 02/01/2021	537,099

		TOTAL	2,513,619

		Oregon--0.4%
2,000,000		Oregon State Department Administrative Services, COPS, (Series 2005B), 5.000%, (FGIC INS), 11/01/2022	2,079,800

		Pennsylvania--4.3%
500,000		Allegheny County, PA HDA, (Catholic Health East), Revenue Bonds, 5.375%, 11/15/2022	513,435
500,000		Allegheny County, PA HDA, (West Penn Allegheny Health System), Health System Revenue Bonds (Series 2000B), 9.250%, 11/15/2030	594,575
300,000		Allegheny County, PA Higher Education Building Authority, (Chatham College), Revenue Bonds (Series 2002B), 5.250%, 11/15/2016	302,562
500,000		Allegheny County, PA IDA, (Marathon Oil Corp.), Environmental Improvement Refunding Revenue Bonds (Series 1998), 5.500%, 12/01/2029	517,155
600,000		Allegheny County, PA IDA, (Marathon Oil Corp.), Environmental Improvement Refunding Revenue Bonds (Series 1998), 5.600%, 09/01/2030	621,936
1,300,000		Allegheny County, PA IDA, (United States Steel Corp.), Environmental Improvement Refunding Revenue Bonds (Series 2005), 5.500%, 11/01/2016	1,345,097
500,000		Allegheny County, PA IDA, Revenue Bonds (Series 2002B), 5.000%, (MBIA Insurance Corp. INS), 11/01/2022	518,840
850,000		Bucks County, PA IDA, (Ann’s Choice, Inc.), Retirement Community Revenue Bonds (Series 2005A), 6.250%, 01/01/2035	874,395
354,000		Crawford County, PA Hospital Authority, (Wesbury United Methodist Community Obligated Group), Senior Living Facilities Revenue Bonds, 5.900%, 08/15/2009	355,366
250,000		Delaware County, PA Authority, (Neumann College), College Revenue Refunding Bonds (Series 1998A), 5.375%, 10/01/2018	253,685
1,000,000		Lancaster County, PA Hospital Authority, (Lancaster General Hospital), Revenue Bonds, 5.500%, 03/15/2026	1,036,100
4,000,000		Lancaster, PA Higher Education Authority, (Franklin & Marshall College), College Revenue Bonds, 5.000%, 04/15/2021	4,149,360
1,000,000		Lehigh County, PA General Purpose Authority, (St. Lukes Hospital of Bethlehem), Hospital Revenue Bonds, 5.375%, 08/15/2033	1,025,070
1,000,000		Montgomery County, PA IDA, (Adult Communities Total Services, Inc.), Retirement Community Revenue Refunding Bonds (Series 1996A), 5.875%, 11/15/2022	1,025,420
500,000		Montgomery County, PA IDA, (Whitemarsh Continuing Care Retirement Community), Fixed Rate Mortgage Revenue Bonds (Series 2005), 6.250%, 02/01/2035	528,225
250,000		Pennsylvania State Higher Education Facilities Authority, (Dickinson College), Revenue Bonds (Series 2003AA1), 5.000%, (Radian Asset Assurance INS), 11/01/2026	255,333
1,000,000		Pennsylvania State Higher Education Facilities Authority, (LaSalle University), Revenue Bonds, 5.250%, 05/01/2023	1,016,400
500,000		Pennsylvania State Higher Education Facilities Authority, (Messiah College), Revenue Bonds (Series AA), 5.500%, (Radian Asset Assurance INS), 11/01/2022	533,855
500,000		Pennsylvania State Higher Education Facilities Authority, (UPMC Health System), Health System Revenue Bonds (Series A), 6.250%, 01/15/2018	544,140
1,000,000		Pennsylvania State Higher Education Facilities Authority, (UPMC Health System), Revenue Bonds (Series 2001A), 6.000%, 01/15/2022	1,079,500
500,000		Pennsylvania State Higher Education Facilities Authority, (UPMC Health System), Revenue Bonds, (Series A), 6.000%, 01/15/2031	539,750
250,000		Pennsylvania State Higher Education Facilities Authority, (Ursinus College), Revenue Bonds, 5.250%, (Radian Asset Assurance INS), 01/01/2027	259,973
500,000		Philadelphia Authority for Industrial Development, (PresbyHomes Germantown/Morrisville), Senior Living Revenue Bonds (Series 2005A), 5.625%, 07/01/2035	501,610
2,500,000		Philadelphia, PA Redevelopment Authority, Neighborhood Transformation Revenue Bonds (Series 2005C), 5.000%, (FGIC INS), 04/15/2029	2,567,200
1,265,000		Southcentral PA, General Authority, (Hanover Hospital, Inc.), Revenue Bonds, 5.000%, (Radian Asset Assurance INS), 12/01/2020	1,297,903
1,500,000		St. Mary Hospital Authority, PA, (Catholic Health East), Health System Revenue Bonds (Series 2004B), 5.375%, 11/15/2034	1,550,370
500,000		Westmoreland County, PA IDA, (Redstone Presbyterian Seniorcare Obligated Group), Retirement Community Revenue Bonds (Series 2005A), 5.750%, 01/01/2026	510,745

		TOTAL	24,318,000

		Rhode Island--1.1%
2,490,000		Providence, RI Redevelopment Agency, Refunding Revenue Bonds (Series 2005A), 5.000%, (AMBAC INS), 04/01/2027	2,560,318
1,265,000		Rhode Island State Health and Educational Building Corp., (Landmark Medical Center), Hospital Financing Refunding Revenue Bonds, 5.000%, (Radian Asset Assurance INS), 10/01/2017	1,310,451
2,500,000		Rhode Island State Health and Educational Building Corp., (Lifespan Obligated Group), Hospital Financing Refunding Revenue Bonds (Series 2006A), 5.000%, (FSA INS), 05/15/2026	2,581,700

		TOTAL	6,452,469

		South Carolina--2.7%
825,000		Lancaster County, SC, (Sun City Carolina Lakes Improvement District), Assessment Revenue Bonds (Series 2006), 5.450%, 12/01/2037	824,588
1,445,000		Lexington County, SC Health Services District, Inc., (Lexington Medical Center), Refunding & Improvement Hospital Revenue Bonds, 5.750%, 11/01/2028	1,521,383
2,000,000		Medical University of South Carolina Hospital Authority, (Medical University of South Carolina), FHA Insured Refunding Revenue Bonds (Series 2004A), 5.000%, (MBIA Insurance Corp. INS), 08/15/2031	2,044,840
1,745,000		Myrtle Beach, SC, Hospitality Fee Revenue Bonds (Series 2004A), 5.375%, (FGIC INS), 06/01/2020	1,874,444
1,000,000		Newberry County, SC, (Newberry Community Memorial Hospital), Special Source Refunding Revenue Bonds, 5.250%, (Radian Asset Assurance INS), 12/01/2029	1,041,250
2,015,000		South Carolina Education Facilities Authority, (Benedict College), Revenue Bonds, 5.625%, (Radian Asset Assurance INS), 07/01/2031	2,150,025
275,000		South Carolina, EDA, (Bon Secours Health System), Economic Development Revenue Bonds, (Series 2002A), 5.500%, 11/15/2023	285,230
1,555,000		South Carolina, EDA, (Bon Secours Health System), Health System Revenue Bonds (Series A), 5.625%, 11/15/2030	1,618,335
3,735,000		South Carolina, EDA, (Tuomey Regional Medical Center), Hospital Facilities Revenue Bonds, 5.000%, (CDC IXIS Financial Guaranty N.A. INS), 11/01/2019	3,893,327

		TOTAL	15,253,422

		Tennessee--0.5%
2,000,000		Johnson City, TN Health & Education Facilities Board, (Mountain States Health Alliance), Hospital First Mortgage Revenue Bonds (Series 2006A), 5.500%, 07/01/2031	2,061,140
1,000,000		Knox County, TN Health Education & Housing Facilities Board, (Baptist Health System of East Tennessee), Hospital Facilities Revenue Bonds, 6.500%, 04/15/2031	1,056,590

		TOTAL	3,117,730

		Texas--4.1%
1,000,000		Canyon, TX Independent School District, Refunding & Improvement UT GO Bonds (Series 2002A), 5.375%, (PSFG GTD), 02/15/2024	1,061,440
2,655,000		Dallas, TX Independent School District, Refunding Building UT GO Bonds (Series 2004A), 5.000%, (PSFG GTD), 08/15/2029	2,729,234
1,000,000		Decatur, TX Hospital Authority, (Wise Regional Health System), Hospital Revenue Bonds (Series 2004A), 7.125%, 09/01/2034	1,079,270
1,835,000		Galveston County, TX, LT GO Bonds (Series 2003C), 5.250%, (AMBAC INS), 02/01/2021	1,929,576
1,000,000		Harris County, TX, Refunding Sr. Lien Toll Road Revenue Bonds, 5.000%, (FGIC INS), 08/15/2027	1,027,960
1,000,000		Lower Colorado River Authority, TX, Transmission Contract Refunding Revenue Bonds (Series 2003C), 5.250%, (AMBAC INS), 05/15/2018	1,055,340
200,000		Matagorda County, TX Navigation District No. 1, (Centerpoint Energy Houston Electric), Collateralized Refunding Revenue Bonds, 5.600%, 03/01/2027	208,578
1,125,000		Mesquite, TX Health Facilities Development Corp., (Christian Care Centers, Inc.), Retirement Facility Revenue Bonds (Series 2005), 5.625%, 02/15/2035	1,143,450
500,000		North Central Texas HFDC, (Children’s Medical Center of Dallas), Hospital Revenue Refunding Bonds (Series 2002), 5.250%, (AMBAC INS), 08/15/2022	523,070
1,250,000		North Central Texas HFDC, (Northwest Senior Housing Corp. Edgemere Project), Retirement Facility Revenue Bonds (Series 1999), 7.500%, (U.S. Treasury PRF 11/15/2009 @102), 11/15/2029	1,337,613
750,000		Port of Corpus Christi, TX IDC, (Valero Energy Corp.), Revenue Refunding Bonds (Series C), 5.400%, 04/01/2018	780,255
2,000,000		Sabine River Authority, TX, (TXU Energy Co. LLC), PCR Refunding Bonds (Series 2001C), 5.200%, 05/01/2028	2,036,020
250,000		Sabine River Authority, TX, (TXU Energy Co. LLC), PCR Refunding Bonds (Series 2003B), 6.150%, 08/01/2022	271,748
500,000		Sabine River Authority, TX, (TXU Energy Co. LLC), Refunding PCR Bonds (Series 2003A), 5.800%, 07/01/2022	531,010
1,100,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Northwest Senior Housing Corp. Edgemere Project), Revenue Bonds, (Series 2006A), 6.000%, 11/15/2036	1,138,192
3,400,000		Texas State Transportation Commission, (Texas State), Mobility Fund Bonds (Series 2005A), 5.000%, 04/01/2026	3,521,176
2,000,000		Texas State Transportation Commission, State Highway Fund First Tier Revenue Bonds (Series 2006), 5.000%, 04/01/2021	2,089,040
715,000		Travis County, TX Health Facilities Development Corp., (Querencia at Barton Creek), Retirement Facility Revenue Bonds, 5.650%, 11/15/2035	694,787

		TOTAL	23,157,759

		Utah--1.5%
1,840,000		Mountain Regional Water Special Service District, UT, Refunding Revenue Bonds (Series 2003), 5.000%, (MBIA Insurance Corp. INS), 12/15/2026	1,897,574
1,475,000		Utah State Board of Regents, (Utah State University), Revenue Bonds, 5.250%, (MBIA Insurance Corp. INS), 04/01/2020	1,568,220
5,000,000		Utah Transit Authority, Sales Tax Revenue Bonds, (Series 2002A), 5.000%, (FSA INS), 06/15/2032	5,098,600

		TOTAL	8,564,394

		Virginia--1.4%
2,000,000		Chesapeake, VA Hospital Authority, (Chesapeake General Hospital), Hospital Facility Refunding Revenue Bonds (Series 2004A), 5.250%, 07/01/2018	2,090,180
4,485,000		Tobacco Settlement Financing Corp., VA, Revenue Bonds, 5.625%, 06/01/2037	4,582,369
1,170,000		Virginia Peninsula Port Authority, (Brinks Co. (The)), Coal Terminal Revenue Refunding Bonds (Series 2003), 6.000%, 04/01/2033	1,247,302

		TOTAL	7,919,851

		Washington--0.9%
1,160,000		Energy Northwest, WA, Wind Project Revenue Bonds, 5.000%, (AMBAC INS), 07/01/2023	1,188,385
500,000		Skagit County, WA Public Hospital District No. 1, (Skagit Valley Hospital), Refunding Revenue Bonds, 6.000%, 12/01/2018	531,950
1,000,000		Skagit County, WA Public Hospital District No. 1, (Skagit Valley Hospital), Revenue Bonds (Series 2005), 5.500%, 12/01/2030	1,014,080
1,000,000		Skagit County, WA Public Hospital District No. 1, UT GO Bonds, 5.500%, (MBIA Insurance Corp. INS), 12/01/2023	1,089,150
820,000		Tacoma, WA Water, Refunding Revenue Bonds, 5.000%, (FSA INS), 12/01/2023	847,142
500,000		Tacoma, WA Water, Refunding Revenue Bonds, 5.000%, (FSA INS), 12/01/2022	517,470

		TOTAL	5,188,177

		West Virginia--0.4%
1,000,000		Ohio County, WV County Commission, (Fort Henry Centre Tax Increment Financing District No. 1), Tax Increment Revenue Bonds (Series 2005A), 5.625%, 06/01/2034	1,022,780
1,000,000		West Virginia State Hospital Finance Authority, (Camden Clark Memorial Hospital), Hospital Revenue & Improvement Refunding Bonds (Series 2004A), 5.250%, (FSA INS), 02/15/2019	1,055,520

		TOTAL	2,078,300

		Wisconsin--0.7%
160,000		Wisconsin State HEFA, (Beaver Dam Community Hospitals, Inc.), Revenue Bonds (Series 2004A), 6.750%, 08/15/2034	172,390
160,000		Wisconsin State HEFA, (Blood Center of Wisconsin, Inc.), Revenue Bonds (Series 2004), 5.750%, 06/01/2034	169,184
1,000,000		Wisconsin State HEFA, (Fort Healthcare, Inc.), Revenue Bonds (Series 2004), 6.100%, 05/01/2034	1,082,960
750,000		Wisconsin State HEFA, (Marshfield Clinic, WI), Revenue Bonds, (Series 2006A), 5.375%, 02/15/2034	771,458
250,000		Wisconsin State HEFA, (Southwest Health Center), Revenue Bonds (Series 2004A), 6.250%, 04/01/2034	253,410
1,400,000		Wisconsin State HEFA, (Vernon Memorial Healthcare, Inc.), Revenue Bonds (Series 2005), 5.250%, 03/01/2035	1,344,490

		TOTAL	3,793,892

		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $324,390,914)	328,361,259

		SHORT-TERM MUNICIPALS--6.7%[2]
		Alabama--0.3%

1,700,000		Columbia, AL IDB, (Alabama Power Co.), PCR (Series 1999C) Daily VRDNs 3.81%, 05/01/2006	1,700,000
		Alaska--1.2%
5,700,000		Valdez, AK Marine Terminal, (BP Pipelines (Alaska) Inc.), (Series 2003A) Daily VRDNs 3.81%, (BP PLC GTD), 05/01/2006	5,700,000
1,200,000		Valdez, AK Marine Terminal, (BP Pipelines (Alaska) Inc.), (Series 2003B) Daily VRDNs 3.81%, (BP PLC GTD), 05/01/2006	1,200,000

		TOTAL	6,900,000

		Arizona--0.7%
4,000,000		Apache County, AZ IDA, (Tucson Electric Power Co.), (Series 1983B) Weekly VRDNs 3.85%, (Bank of New York LOC), 05/03/2006	4,000,000

		Illinois--1.1%
6,000,000		Chicago, IL Board of Education, (Series 2004C-1) Daily VRDNs 3.81%, (DePfa Bank PLC LIQ, FSA INS),05/01/2006	6,000,000

		Michigan--0.7%
4,000,000		Michigan State Hospital Finance Authority, (Covenant Retirement Communities, Inc.), (Series 1999 A) Weekly VRDNs 3.79%, (LaSalle Bank, N.A. LOC), 05/07/2006	4,000,000

		New York--0.5%
2,800,000		New York City, NY Municipal Water Finance Authority, (Fiscal 2006 Series AA-1) Daily VRDNs 3.80%, 05/01/2006	2,800,000

		Pennsylvania--0.7%
2,825,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Children’s Hospital of Philadelphia), (Series 2002-B) Daily VRDNs 3.78%, 05/01/2006	2,825,000
1,175,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Children’s Hospital of Philadelphia), (Series 2002-C) Daily VRDNs 3.78%, (MBIA Insurance Corp. INS, JPMorgan Chase Bank, N.A. LIQ), 05/01/2006	1,175,000

		TOTAL	4,000,000

		Puerto Rico--0.1%
500,000		Puerto Rico Government Development Bank (GDB), (MBIA Insurance Corp. INS, Credit Suisse, Zurich LIQ), Weekly VRDNs 3.47%, 05/07/2006	500,000

		Tennessee--0.9%
2,490,000		Sevier County, TN Public Building Authority, (Cleveland, TN), (Series IV-C-4) Daily VRDNs 3.82%, (FSA INS), 05/01/2006	2,490,000
1,130,000		Sevier County, TN Public Building Authority, (Mt. Juliet, TN), (Series IV-J-2) Daily VRDNs 3.82%, (AMBAC INS, JPMorgan Chase Bank, N.A. LIQ), 05/01/2006	1,130,000
1,000,000		Sevier County, TN Public Building Authority, (Pigeon Forge, TN), (Series IV-B-12) Daily VRDNs 3.82%, (FSA INS, JPMorgan Chase Bank, N.A. LIQ), 05/01/2006	1,000,000
530,000		Sevier County, TN Public Building Authority, (Pigeon Forge, TN), (Series IV-E-1) Daily VRDNs 3.82%, (AMBAC INS, JPMorgan Chase Bank, N.A. LIQ), 05/01/2006	530,000

		TOTAL	5,150,000

		Texas--0.5%
3,000,000		Harris County, TX HFDC, (Methodist Hospital, Harris County, TX), (Series 2005B) Daily VRDNs 3.81%, 05/01/2006	3,000,000

		TOTAL SHORT-TERM MUNICIPALS (AT COST)	38,050,000

		TOTAL INVESTMENTS--101.3% (IDENTIFIED COST $548,223,199)[3]	575,370,139

		OTHER ASSETS AND LIABILITIES - NET--(1.3)%	(7,279,108)

		TOTAL NET ASSETS--100%	$568,091,031

At April 30, 2006, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund’s Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At April 30, 2006, these securities amounted to $5,707,087 which represents 1.0% of total net assets.

2 Current rate and next reset date shown for variable rate demand notes.

3 The cost of investments for federal tax purposes amounts to $548,221,588.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2006.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
AMBAC	--American Municipal Bond Assurance Corporation
COPS	--Certificates of Participation
EDA	--Economic Development Authority
FGIC	--Financial Guaranty Insurance Company
FHA	--Federal Housing Administration
FSA	--Financial Security Assurance
GO	--General Obligation
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDFA	--Industrial Development Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
LT	--Limited Tax
PCR	--Pollution Control Revenue
PRF	--Prerefunded
PSFG	--Permanent School Fund Guarantee
Q-SBLF	--Qualified State Bond Loan Fund
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2006 (unaudited)

Assets:
Total investments in securities, at value (identified cost $548,223,199)		$575,370,139
Cash		64,134
Income receivable		5,792,177
Receivable for investments sold		12,532,571
Receivable for shares sold		4,171,492

TOTAL ASSETS		597,930,513

Liabilities:
Payable for investments purchased	$28,712,018
Payable for shares redeemed	873,680
Payable for distribution services fee (Note 5)	102,103
Payable for shareholder services fee (Note 5)	114,594
Accrued expenses	37,087

TOTAL LIABILITIES		29,839,482

Net assets for 49,204,783 shares outstanding		$568,091,031

Net Assets Consist of:
Paid-in capital		$534,876,576
Net unrealized appreciation of investments		27,146,940
Accumulated net realized gain on investments, foreign currency transactions and futures contracts		5,250,475
Undistributed net investment income		817,040

TOTAL NET ASSETS		$568,091,031

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($399,939,815 ÷ 34,636,055 shares outstanding), no par value, unlimited shares authorized		$11.55

Offering price per share (100/94.50 of $11.55)[1]		$12.22

Redemption proceeds per share		$11.55

Class B Shares:
Net asset value per share ($64,826,099 ÷ 5,616,718 shares outstanding), no par value, unlimited shares authorized		$11.54

Offering price per share		$11.54

Redemption proceeds per share (94.50/100 of $11.54)[1]		$10.91

Class C Shares:
Net asset value per share ($103,325,117 ÷ 8,952,010 shares outstanding), no par value, unlimited shares authorized		$11.54

Offering price per share (100/99.00 of $11.54)[1]		$11.66

Redemption proceeds per share (99.00/100 of $11.54)[1]		$11.42

1 See “What Do Shares Cost?” in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2006 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $32,335)			$3,411,393
Interest			7,847,195

TOTAL INCOME			11,258,588

Expenses:
Investment adviser fee (Note 5)		$2,564,941
Administrative personnel and services fee (Note 5)		204,160
Custodian fees		10,346
Transfer and dividend disbursing agent fees and expenses		129,231
Directors’/Trustees’ fees		2,695
Auditing fees		10,361
Legal fees		2,673
Portfolio accounting fees		74,343
Distribution services fee--Class B Shares (Note 5)		229,674
Distribution services fee--Class C Shares (Note 5)		345,738
Shareholder services fee--Class A Shares (Note 5)		448,954
Shareholder services fee--Class B Shares (Note 5)		76,558
Shareholder services fee--Class C Shares (Note 5)		115,164
Share registration costs		34,399
Printing and postage		22,944
Insurance premiums		4,648
Miscellaneous		1,318

TOTAL EXPENSES		4,278,147

Waivers and Expense Reductions (Note 5):
Waiver of investment adviser fee	$(1,117,121)
Waiver of administrative personnel and services fee	(8,711)
Fees paid indirectly from directed brokerage arrangements	(5,390)

TOTAL WAIVERS AND EXPENSE REDUCTIONS		(1,131,222)

Net expenses			3,146,925

Net investment income			8,111,663

Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions, and Futures Contracts:
Net realized gain on investments and foreign currency transactions			5,999,857
Net realized gain on futures contracts			258,496
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			12,956,126

Net realized and unrealized gain on investments, foreign currency transactions, and futures contracts			19,214,479

Change in net assets resulting from operations			$27,326,142

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2006	Year Ended 10/31/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$8,111,663	$9,951,452
Net realized gain (loss) on investments, foreign currency transactions, and futures contracts	6,258,353	(533,754)
Net change in unrealized appreciation/depreciation of investments and foreign currency translation	12,956,126	8,345,486

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	27,326,142	17,763,184

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(5,611,507)	(7,453,536)
Class B Shares	(721,118)	(1,186,908)
Class C Shares	(1,091,947)	(1,555,506)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(7,424,572)	(10,195,950)

Share Transactions:
Proceeds from sale of shares	130,082,077	260,941,795
Net asset value of shares issued to shareholders in payment of distributions declared	6,165,141	8,148,592
Cost of shares redeemed	(39,345,695)	(43,189,769)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	96,901,523	225,900,618

Change in net assets	116,803,093	233,467,852

Net Assets:
Beginning of period	451,287,938	217,820,086

End of period (including undistributed net investment income of $817,040 and $129,949, respectively)	$568,091,031	$451,287,938

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2006 (unaudited)

1. ORGANIZATION

Federated Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Muni and Stock Advantage Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek to provide tax-advantaged income, with a secondary objective of capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Tax-exempt municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. The Fund generally values fixed income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service for municipal bonds are intended to be indicative of the bid prices currently offered to institutional investors for the securities. Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the “Trustees”).

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes, and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country’s tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund may periodically sell bond interest rate futures contracts to manage duration and to potentially reduce transaction costs. Upon entering into a bond interest rate futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended April 30, 2006, the Fund had realized gains on futures contracts of $258,496.

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio of investments.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at April 30, 2006, is as follows:

Security	Acquisition Date	Acquisition Cost

Director of the State of Nevada Department of Business and Industry, (Las Ventanas Retirement Community), Revenue Bonds (Series 2004A), 7.000%, 11/15/2034	12/23/2004	$1,280,146

California Statewide Communities Development Authority, (Thomas Jefferson School of Law), Refunding Revenue Bonds (Series 2005B), 4.875%, 10/01/2031	8/26/2005	1,245,463

New York City, NY IDA, (7 World Trade Center LLC), Liberty Revenue Bonds (Series A), 6.500%, 03/01/2035	3/15/2005	2,500,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2006		Year Ended 10/31/2005

Class A Shares:	Shares	Amount	Shares	Amount

Shares sold	8,429,934	$95,734,210	17,288,237	$192,552,538
Shares issued to shareholders in payment of distributions declared	431,221	4,917,687	573,571	6,366,233
Shares redeemed	(2,536,349)	(28,879,937)	(2,664,767)	(29,557,198)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	6,324,806	$71,771,960	15,197,041	$169,361,573

	Six Months Ended 4/30/2006		Year Ended 10/31/2005

Class B Shares:	Shares	Amount	Shares	Amount

Shares sold	825,972	$9,377,378	2,325,238	$25,838,701
Shares issued to shareholders in payment of distributions declared	49,889	568,729	77,388	858,846
Shares redeemed	(412,392)	(4,694,213)	(509,181)	(5,649,402)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	463,469	$5,251,894	1,893,445	$21,048,145

	Six Months Ended 4/30/2006		Year Ended 10/31/2005

Class C Shares:	Shares	Amount	Shares	Amount

Shares sold	2,199,221	$24,970,489	3,827,716	$42,550,556
Shares issued to shareholders in payment of distributions declared	59,519	678,725	83,204	923,513
Shares redeemed	(506,383)	(5,771,545)	(718,701)	(7,983,169)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	1,752,357	$19,877,669	3,192,219	$35,490,900

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	8,540,632	$96,901,523	20,282,705	$225,900,618

4. FEDERAL TAX INFORMATION

At April 30, 2006, the cost of investments for federal tax purposes was $548,221,588. The net unrealized appreciation of investments for federal tax purposes was $27,148,551. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $30,078,836 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,930,285.

At October 31, 2005, the Fund had a capital loss carryforward of $905,351, which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount

2011	$2,982

2012	$373,857

2013	$528,512

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania, the Fund’s investment adviser (the “Adviser”), receives for its services an annual investment adviser fee equal to 1.00% of the Fund’s average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2006, the Adviser voluntarily waived $1,117,121 of its fee.

Certain of the Fund’s assets are managed by Federated Investment Management Company (the “Sub-Adviser”). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund’s adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2006, the Sub-Adviser earned a sub-adviser fee of $415,954.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds

0.150%	on the first $5 billion

0.125%	on the next $5 billion

0.100%	on the next $10 billion

0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class

Class A Shares	0.25%

Class B Shares	0.75%

Class C Shares	0.75%

For the six months ended April 30, 2006, Class A Shares did not incur a distribution services fee.

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2006, FSC retained $182,601 of fees paid by the Fund.

Sales Charges

For the six months ended April 30, 2006, FSC retained $204,798 in sales charges from the sale of Class A Shares. FSC also retained $4,654 of contingent deferred sales charges relating to redemptions of Class C Shares. See “What Do Shares Cost?” in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the six months ended April 30, 2006, FSSC did not retain any fees paid by the Fund.

Expense Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund’s operating expenses. For the six months ended April 30, 2006, the Fund’s expenses were reduced by $5,390 under these arrangements.

Interfund Transactions

During the six months ended April 30, 2006, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $153,104,754 and $145,065,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the six months ended April 30, 2006, were as follows:

Purchases	$194,173,753

Sales	$93,031,414

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, “Federated”), along with various investment companies sponsored by Federated (“Funds”) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission (“SEC”), the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Board Review of Advisory Contract

As required by the Act, the Fund’s Board has reviewed the Fund’s investment advisory contract. The Board’s decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund’s investment objectives; the Adviser’s management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund’s relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew an Adviser, the Board is mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s “selection” or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser’s service and fee. The Fund’s Board is aware of these factors and is guided by them in its review of the Fund’s advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board’s formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of an advisory contract is informed by reports covering such matters as: the Adviser’s investment philosophy, personnel, and processes; operating strategies; the Fund’s short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund’s performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund’s investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund’s ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund’s investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser’s investment management services are such as to warrant continuation of the advisory contract. For the period ending December 31, 2004, the Fund’s performance for the one year period was above the median of the relevant peer group. During the year ending December 31, 2004, the Fund’s investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated’s subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds’ administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated’s “profitability” and/or “costs” (which would include an assessment as to whether “economies of scale” would be realized if the fund were to grow to some sufficient size). In the Board’s view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine “economies of scale,” its experience has been that such “economies” are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund’s performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board’s decision to approve the contract reflects its determination that Federated’s performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated’s website. Go to FederatedInvestors.com, select “Products,” select the “Prospectuses and Regulatory Reports” link, then select the Fund to access the link to Form
N-PX. This information is also available from the EDGAR database on the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated’s website at FederatedInvestors.com by clicking on “Portfolio Holdings” and selecting the name of the Fund, or by selecting the name of the Fund and clicking on “Portfolio Holdings.” You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated Securities Corp., Distributor

Cusip 31420C837
Cusip 31420C829
Cusip 31420C811

30216 (6/06)

Federated is a registered mark of Federated Investors, Inc.
2006 ©Federated Investors, Inc.

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End
            Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within
90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Income Securities Trust

By          /s/ Richard A. Novak
                Richard A. Novak, Principal Financial Officer
                            (insert name and title)

Date        June 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By          /s/J. Christopher Donahue
               J. Christopher Donahue, Principal Executive Officer

Date        June 21, 2006

By          /s/Richard A. Novak
               Richard A. Novak, Principal Financial Officer

Date        June 21, 2006